Subsidiaries - Schedule of Financial Information of Subsidiaries (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	₺ 20,583,372	₺ 19,332,144
Non-current assets	30,915,021	26,382,831
Current liabilities	11,565,262	12,655,525
Non-current liabilities	19,148,193	14,976,506
Equity attributable to owners	20,784,767	18,046,489
Revenue	29,103,738	25,137,135	₺ 21,292,475
Gain on Sale of Investments			110,308
Profit for the year	4,239,620	3,276,690	2,177,335
Other comprehensive income/(loss) for the year	(683,424)	258,478	377,238
Dividend paid to non-controlling interests	(32,856)	(125,027)	(58,778)
Net cash (outflow)/inflow from operating activities	13,092,795	9,026,555	5,829,854
Net cash inflow from investing activities	(6,780,636)	(3,027,326)	(4,535,569)
Net cash outflow from financing activities	(4,267,813)	(3,477,957)	(534,383)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	₺ (422,506)	298,204	₺ 1,947,004
Inteltek [member]
Disclosure of subsidiaries [line items]
Current assets		84,896
Non-current assets		6,516
Current liabilities		6,286
Non-current liabilities		4,444
Equity attributable to owners		80,682
Revenue		141,783
(Expenses) / Income (net)		(74,711)
Profit for the year		67,072
Other comprehensive income/(loss) for the year		640
Dividend paid to non-controlling interests		(125,027)
Net cash (outflow)/inflow from operating activities		(63,238)
Net cash inflow from investing activities		20,001
Net cash outflow from financing activities		(277,837)
Effects of foreign exchange rate fluctuations on cash and cash equivalents		14,979
Net cash (outflow)/inflow		₺ (306,095)